Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 5 - OTHER CURRENT LIABILITIES:

	December 31
	2022	2021
	U.S. dollars in thousands
Accrued vacation	3,203	3,464
Taxes payable	514	40
Accrued expenses- related party	142	142
Accrued expenses - other	2,262	2,977
	6,121	6,623